MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) VALUE FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) VALUE FUND

A TRADITIONAL VALUE FUND INVESTING IN HIGH-QUALITY COMPANIES

A more conservative equity offering, seeks undervalued, high quality companies, generally with larger market capitalizations. The fund seeks to minimize risk by focusing on companies with low price-to-earnings, price-to-book and/or price-to-sales and/or high dividend yield.

The investment objective of the fund is to seek capital appreciation and reasonable income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     35
----------------------------------------------------
TRUSTEES AND OFFICERS                             44
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       46
----------------------------------------------------
CONTACT INFORMATION                               47
----------------------------------------------------
ASSET ALLOCATION                                  48

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

AN UNCERTAIN MARKET

From the trough in early October 2002, the U.S. stock market vacillated between concerns about a further deterioration in corporate earnings and expectations of economic recovery, each magnified by the ebb and flow of political tensions (and oil prices) in the Middle East. In general, higher-quality stocks (those offering less balance sheet risk and more stable earnings and cash flows) provided the strongest relative performance during periods of overall market weakness, while the strong rebound in October and November was led by the laggards of the summer and fall.

CONSERVATIVE STRATEGY

Throughout the period, we continued to seek attractively priced stocks of companies with improving cash flows, sustainable franchises, reliable management teams, and relatively low balance sheet risks. Our conservative strategy contributed favorably to fund performance when the market was bearish but hurt performance when the market rebounded in the fall.

----------------------------------------
"Our analysts believe free cash flow
is a sign of sound financial health."
----------------------------------------

CONTRIBUTORS TO PERFORMANCE

Fund performance was helped almost as much by stocks that we didn't own as it was by stocks that we did own. For example, we avoided automobile companies because we saw profit margins being squeezed by pricing incentives as well as by the companies' mounting pension and health care liabilities. We also stayed away from managed health care firms - a group that suffered from accounting irregularities at a few companies and from general concerns about Medicare reimbursement levels.

Holdings in pharmaceutical and industrial goods companies performed relatively well for the fund. Pharmaceutical stock prices have been depressed as a result of competition from generic drugs and too few new drugs in development. Schering Plough and GlaxoSmithKline were our two strongest selections in the industry. Both were sold during the period when the stocks reached our objectives. In industrial goods, our underweighted position in aerospace and defense-related stocks within the sector aided performance. Our largest holdings in that group, Deere and Caterpillar, posted mixed performance. Caterpillar improved its profit margins by cutting costs, reengineering its manufacturing process, and reducing manufacturing capacity. Also, Caterpillar's revenues from its trucks and backup generators have improved. Although Deere has struggled lately, we expect an upturn in farm equipment spending, and the company has been picking up market share in Europe for its agricultural equipment.

DETRACTORS

The fund's overweighting in consumer staples and underweighting in technology and telecommunications relative to the fund's benchmark detracted from performance in the fall rally. Consumer staples stocks lagged technology and telecommunications - the two best-performing groups during the rally.

Sears and Altria Group (formerly Philip Morris) were our most disappointing investments. The impact of Sears' operational improvements was far outweighed by significant problems in its credit card business. We sold the stock as a result of the company's deteriorating fundamentals. Altria's revenue growth declined because of competition from lower-priced cigarettes, and the stock also suffered from renewed concerns about potential legal activity. We added to our position as the stock weakened because we expected diminished price competition from lower-priced brands this year. In addition, the company had continued to generate strong overseas sales, had significant free cash flow, and raised its dividend.

OPPORTUNITIES

We increased the fund's exposure to economically sensitive stocks and focused on companies that have shown restraint in creating or acquiring business capacity in the current economic climate. Examples of corporate restraint include announcements of plant closings at Dow Chemical and a halt in acquisition activity by grocery retailer Safeway. Both companies have announced expense reductions and plans to reduce debt. As a result, we expect improved profitability during slow periods and an increase in potential profitability as the economy strengthens.

OUTLOOK

Looking at the remainder of 2003, we think that the stock market is likely to stay choppy over the near term - especially given the unpredictability of corporate earnings, economic uncertainty, and lingering geopolitical concerns. Accordingly, we are comfortable with our moderately conservative positioning of the fund and believe that our fundamental research will continue to uncover businesses poised to potentially benefit from improving economic and market conditions, while maintaining our quality-oriented, conservative approach.

/s/ Steven R. Gorham                      /s/ Lisa B. Nurme

    Steven R. Gorham                          Lisa B. Nurme
    Portfolio Manager                         Portfolio Manager


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                 Class
   Share       inception
   class         date         6-mo      1-yr       3-yr      5-yr     Life(1)

     A          1/2/96         --       -18.75%     2.82%     2.98%     10.56%
------------------------------------------------------------------------------
     B          11/4/97        --       -19.26%     2.15%     2.33%     10.03%
------------------------------------------------------------------------------
     C          11/5/97        --       -19.26%     2.14%     2.33%     10.03%
------------------------------------------------------------------------------
     I          1/2/97         --       -18.47%     3.16%     3.37%     10.78%
------------------------------------------------------------------------------
     R         12/31/02        --       -18.80%     2.79%     2.96%     10.55%
------------------------------------------------------------------------------
   529A         7/31/02        --       -18.86%     2.77%     2.95%     10.54%
------------------------------------------------------------------------------
   529B         7/31/02        --       -19.21%     2.62%     2.86%     10.47%
------------------------------------------------------------------------------
   529C         7/31/02        --       -19.19%     2.63%     2.86%     10.47%


-----------------------
Average annual
with sales charge
-----------------------

     A                        --        -23.42%     0.81%     1.76%      9.65%
------------------------------------------------------------------------------
     B                        --        -22.47%     1.18%     1.97%     10.03%
------------------------------------------------------------------------------
     C                        --        -20.07%     2.14%     2.33%     10.03%
------------------------------------------------------------------------------
   529A                       --        -23.53%     0.76%     1.73%      9.62%
------------------------------------------------------------------------------
   529B                       --        -22.39%     1.66%     2.50%     10.47%
------------------------------------------------------------------------------
   529C                       --        -19.99%     2.63%     2.86%     10.47%


-----------------------
Cumulative without
sales charge
-----------------------

   Share
   class                      6-mo      1-yr       3-yr      5-yr     Life(1)

     A                       -8.78%     -18.75%     8.69%    15.80%    105.08%
------------------------------------------------------------------------------
     B                       -9.13%     -19.26%     6.60%    12.23%     98.24%
------------------------------------------------------------------------------
     C                       -9.13%     -19.26%     6.57%    12.23%     98.24%
------------------------------------------------------------------------------
     I                       -8.65%     -18.47%     9.78%    18.04%    107.99%
------------------------------------------------------------------------------
     R                       -8.84%     -18.80%     8.62%    15.72%    104.95%
------------------------------------------------------------------------------
   529A                      -8.91%     -18.86%     8.53%    15.63%    104.79%
------------------------------------------------------------------------------
   529B                      -9.25%     -19.21%     8.07%    15.14%    103.92%
------------------------------------------------------------------------------
   529C                      -9.23%     -19.19%     8.09%    15.16%    103.96%


Comparative indices

-----------------------
Average Annual
-----------------------

Average equity
income fund(2)               -8.55%     -19.97%    -3.51%    -1.98%      4.89%
------------------------------------------------------------------------------
Russell 1000
Value Index(3)(4)            -7.80%     -19.27%    -3.26%    -0.89%      7.28%


Periods less than 1 year are actual, not annualized.

(1) For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2003. Index information is from January 1, 1996.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Bloomberg
(4) Effective February 1, 2002, we no longer use the Standard & Poor's 500 Stock Index as a benchmark because we believe the Russell 1000 Value Index better reflects the fund's investment policies and objectives.

INDEX DEFINITIONS

RUSSELL 1000 VALUE INDEX - Measures the performance of large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 93.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                $ VALUE
---------------------------------------------------------------------------------------------------
U.S. Stocks - 85.4%
---------------------------------------------------------------------------------------------------
Aerospace - 0.4%
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                               156,500            $13,568,550
---------------------------------------------------------------------------------------------------

Apparel & Textiles - 0.4%
---------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                      313,300            $14,527,721
---------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 9.8%
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                              1,445,200           $100,065,648
---------------------------------------------------------------------------------------------------
Bank One Corp.                                                       196,300              7,072,689
---------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                        2,389,460             58,685,138
---------------------------------------------------------------------------------------------------
National City Corp.                                                1,504,200             41,546,004
---------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                   1,540,600             41,580,794
---------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                 974,870             54,836,437
---------------------------------------------------------------------------------------------------
Wachovia Corp.                                                     1,523,000             54,036,040
---------------------------------------------------------------------------------------------------
                                                                                       $357,822,750
---------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
---------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                            489,080            $17,421,030
---------------------------------------------------------------------------------------------------
Guidant Corp.(1)                                                     509,800             18,230,448
---------------------------------------------------------------------------------------------------
                                                                                        $35,651,478
---------------------------------------------------------------------------------------------------
Business Machines - 0.1%
---------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 41,700             $3,250,515
---------------------------------------------------------------------------------------------------

Business Services - 0.5%
---------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                      537,800            $17,478,500
---------------------------------------------------------------------------------------------------

Cellular Phones - 0.6%
---------------------------------------------------------------------------------------------------
Motorola, Inc.                                                     2,791,100            $23,501,062
---------------------------------------------------------------------------------------------------

Chemicals - 3.1%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                       972,968            $37,712,240
---------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                   1,286,100             35,110,530
---------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                 832,000             38,604,800
---------------------------------------------------------------------------------------------------
                                                                                       $111,427,570
---------------------------------------------------------------------------------------------------

Computer Hardware - Systems - 0.6%
---------------------------------------------------------------------------------------------------
Intel Corp.                                                        1,248,000            $21,528,000
---------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 0.4%
---------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      603,800            $14,310,060
---------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.3%
---------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                218,600            $10,997,766
---------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                 889,000             40,742,870
---------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                 409,440             33,516,758
---------------------------------------------------------------------------------------------------
                                                                                        $85,257,394
---------------------------------------------------------------------------------------------------
Containers - 0.5%
---------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                   1,369,700            $18,134,828
---------------------------------------------------------------------------------------------------

Electronics - 1.0%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                              572,000            $16,679,520
---------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                            1,097,400             18,381,450
---------------------------------------------------------------------------------------------------
                                                                                        $35,060,970
---------------------------------------------------------------------------------------------------
Energy - 2.4%
---------------------------------------------------------------------------------------------------
ConocoPhillips                                                       810,500            $41,092,350
---------------------------------------------------------------------------------------------------
Energy East Corp.                                                  1,151,100             21,663,702
---------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                            221,400              8,036,820
---------------------------------------------------------------------------------------------------
TXU Corp.                                                            980,100             15,652,197
---------------------------------------------------------------------------------------------------
                                                                                        $86,445,069
---------------------------------------------------------------------------------------------------
Entertainment - 2.6%
---------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                                           1,005,700            $11,384,524
---------------------------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                               1,390,543             51,630,862
---------------------------------------------------------------------------------------------------
Walt Disney Co.                                                    1,812,700             30,924,662
---------------------------------------------------------------------------------------------------
                                                                                        $93,940,048
---------------------------------------------------------------------------------------------------
Financial Institutions - 9.4%
---------------------------------------------------------------------------------------------------
American Express Co.                                                 912,600            $30,645,108
---------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    4,137,800            137,954,252
---------------------------------------------------------------------------------------------------
Fannie Mae                                                           637,020             40,832,982
---------------------------------------------------------------------------------------------------
Freddie Mac                                                          777,020             42,464,143
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            832,800             57,837,960
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                          1,004,200             34,223,136
---------------------------------------------------------------------------------------------------
                                                                                       $343,957,581
---------------------------------------------------------------------------------------------------

Financial Services - 1.5%
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                             2,481,700            $55,863,067
---------------------------------------------------------------------------------------------------

Food & Beverage Products - 5.5%
---------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                         4,458,515            $48,597,813
---------------------------------------------------------------------------------------------------
Del Monte Foods Co.(1)                                               311,503              2,548,095
---------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                     693,800             21,299,660
---------------------------------------------------------------------------------------------------
Kellogg Co.                                                        2,642,200             78,129,854
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      1,160,876             44,484,768
---------------------------------------------------------------------------------------------------
The J.M. Smucker Co.                                                 151,455              5,187,334
---------------------------------------------------------------------------------------------------
                                                                                       $200,247,524
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
---------------------------------------------------------------------------------------------------
Bowater, Inc.                                                        458,700            $17,407,665
---------------------------------------------------------------------------------------------------
International Paper Co.                                            1,602,400             56,132,072
---------------------------------------------------------------------------------------------------
                                                                                        $73,539,737
---------------------------------------------------------------------------------------------------
Industrial - 0.3%
---------------------------------------------------------------------------------------------------
Pall Corp.                                                           765,100            $12,348,714
---------------------------------------------------------------------------------------------------

Industrial Gases - 0.6%
---------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        385,800            $20,389,530
---------------------------------------------------------------------------------------------------

Insurance - 5.7%
---------------------------------------------------------------------------------------------------
Allstate Corp.                                                     1,583,290            $50,079,463
---------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                              743,955             26,879,094
---------------------------------------------------------------------------------------------------
MetLife, Inc.                                                      1,729,630             45,264,417
---------------------------------------------------------------------------------------------------
Safeco Corp.                                                         431,340             14,182,459
---------------------------------------------------------------------------------------------------
The Chubb Corp.                                                      578,400             27,659,088
---------------------------------------------------------------------------------------------------
The St. Paul Cos., Inc.                                              450,000             13,887,000
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                  1,778,973             27,840,928
---------------------------------------------------------------------------------------------------
                                                                                       $205,792,449
---------------------------------------------------------------------------------------------------
Machinery - 2.9%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                    732,010            $34,404,470
---------------------------------------------------------------------------------------------------
Deere & Co.                                                        1,710,216             70,768,738
---------------------------------------------------------------------------------------------------
                                                                                       $105,173,208
---------------------------------------------------------------------------------------------------

Medical & Health Products - 5.2%
---------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      621,500            $35,152,040
---------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                843,200             44,225,840
---------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                    334,800             17,660,700
---------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       3,092,100             92,206,422
---------------------------------------------------------------------------------------------------
                                                                                       $189,245,002
---------------------------------------------------------------------------------------------------
Metals & Minerals - 1.8%
---------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                        2,022,770            $41,466,785
---------------------------------------------------------------------------------------------------
Phelps Dodge Corp.(1)                                                635,330             22,846,467
---------------------------------------------------------------------------------------------------
                                                                                        $64,313,252
---------------------------------------------------------------------------------------------------
Oil Services - 1.6%
---------------------------------------------------------------------------------------------------
Lyondell Petrochemical Co.                                           590,800             $7,036,428
---------------------------------------------------------------------------------------------------
Noble Corp.(1)                                                       420,350             15,258,705
---------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    874,410             36,384,200
---------------------------------------------------------------------------------------------------
                                                                                        $58,679,333
---------------------------------------------------------------------------------------------------
Oils - 5.9%
---------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                             728,100            $33,550,848
---------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                   654,910             31,566,662
---------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                   3,566,670            121,338,113
---------------------------------------------------------------------------------------------------
Unocal Corp.                                                       1,140,486             30,051,806
---------------------------------------------------------------------------------------------------
                                                                                       $216,507,429
---------------------------------------------------------------------------------------------------
Photographic Products - 0.3%
---------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                    332,200             $9,833,120
---------------------------------------------------------------------------------------------------

Printing & Publishing - 2.8%
---------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                    963,437            $69,531,248
---------------------------------------------------------------------------------------------------
Tribune Co.                                                          723,144             32,433,009
---------------------------------------------------------------------------------------------------
                                                                                       $101,964,257
---------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.4%
---------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                       595,350            $14,603,935
---------------------------------------------------------------------------------------------------

Retail - 0.4%
---------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                     614,100            $14,400,645
---------------------------------------------------------------------------------------------------

Special Products & Services - 0.5%
---------------------------------------------------------------------------------------------------
3M Co.                                                               134,500            $16,862,265
---------------------------------------------------------------------------------------------------

Supermarkets - 1.3%
---------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                      2,009,300            $26,562,946
---------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                   1,112,000             22,117,680
---------------------------------------------------------------------------------------------------
                                                                                        $48,680,626
---------------------------------------------------------------------------------------------------
Telecommunications - 5.3%
---------------------------------------------------------------------------------------------------
AT&T Corp.                                                         2,058,060            $38,156,432
---------------------------------------------------------------------------------------------------
BellSouth Corp.                                                    3,546,510             76,852,872
---------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                           2,277,000             47,361,600
---------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                         866,000             29,946,280
---------------------------------------------------------------------------------------------------
                                                                                       $192,317,184
---------------------------------------------------------------------------------------------------
Tobacco - 2.5%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.(1)                                              2,326,130            $89,904,924
---------------------------------------------------------------------------------------------------

Transportation - 0.5%
---------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                  322,200            $17,782,218
---------------------------------------------------------------------------------------------------

Utilities - Electric - 2.3%
---------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                      481,700            $26,980,017
---------------------------------------------------------------------------------------------------
Keyspan Corp.                                                        470,000             15,025,900
---------------------------------------------------------------------------------------------------
NSTAR Co.                                                            772,540             31,226,067
---------------------------------------------------------------------------------------------------
PPL Corp.                                                            300,170             10,556,979
---------------------------------------------------------------------------------------------------
                                                                                        $83,788,963
---------------------------------------------------------------------------------------------------
Utilities - Gas - 1.0%
---------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                              1,360,732            $26,588,703
---------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                   400,713             10,073,925
---------------------------------------------------------------------------------------------------
                                                                                        $36,662,628
---------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $3,104,762,106
---------------------------------------------------------------------------------------------------

Foreign Stocks - 8.2%
---------------------------------------------------------------------------------------------------
Bermuda - 0.2%
---------------------------------------------------------------------------------------------------
Accenture Ltd. (Business Services)(1)                                418,800             $6,424,392
---------------------------------------------------------------------------------------------------

Canada - 0.7%
---------------------------------------------------------------------------------------------------
Alcan, Inc. (Metals)                                                 516,880            $14,689,730
---------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                            278,300             11,816,618
---------------------------------------------------------------------------------------------------
                                                                                        $26,506,348
---------------------------------------------------------------------------------------------------

France - 0.6%
---------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Oils)                                          336,880            $22,149,860
---------------------------------------------------------------------------------------------------

Netherlands - 0.1%
---------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Chemicals)                                          288,693             $6,250,490
---------------------------------------------------------------------------------------------------

Switzerland - 2.5%
---------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                              805,700            $29,598,598
---------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                            1,239,140             60,375,625
---------------------------------------------------------------------------------------------------
                                                                                        $89,974,223
---------------------------------------------------------------------------------------------------
United Kingdom - 4.1%
---------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                           2,127,800            $81,090,458
---------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)(1)                           1,807,273             17,915,585
---------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                                     6,770,300             49,376,958
---------------------------------------------------------------------------------------------------
                                                                                       $148,383,001
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $299,688,314
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,809,769,083)                                       $3,404,450,420
---------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.8%
---------------------------------------------------------------------------------------------------
U.S. Stocks - 0.8%
---------------------------------------------------------------------------------------------------
Energy - 0.2%
---------------------------------------------------------------------------------------------------
TXU Corp., 8.75s                                                     392,940             $9,823,500
---------------------------------------------------------------------------------------------------

Insurance - 0.1%
---------------------------------------------------------------------------------------------------
The Chubb Corp., 7s                                                  157,700             $3,543,519
---------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.5%
---------------------------------------------------------------------------------------------------
Motorola, Inc., 7s                                                   578,100            $17,221,599
---------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $49,331,549)                                                          $30,588,618
---------------------------------------------------------------------------------------------------

Preferred Stocks - 0.8%
---------------------------------------------------------------------------------------------------
U.S. Stocks - 0.8%
---------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%
---------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.25s                                         76,500             $7,512,300
---------------------------------------------------------------------------------------------------

Automotive - 0.3%
---------------------------------------------------------------------------------------------------
General Motors Corp., 5.25s                                          392,100             $9,022,221
---------------------------------------------------------------------------------------------------

Insurance - 0.3%
---------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50s                             478,610            $11,414,848
---------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $29,814,272)                                   $27,949,369
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.1%
---------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
---------------------------------------------------------------------------------------------------
BankAmerica Corp., due 3/17/03                                        $5,700             $5,696,808
---------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 3/03/03                          32,803             32,800,522
---------------------------------------------------------------------------------------------------
Falcon Asset Securitization, due 3/10/03                              25,000             24,992,063
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 3/03/03                          10,258             10,257,253
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03                           25,316             25,314,087
---------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 3/10/03 - 4/07/03                20,000             19,980,525
---------------------------------------------------------------------------------------------------
New Center Asset Trust, due 3/03/03                                   28,709             28,706,847
---------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $147,748,105
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 2.6%
---------------------------------------------------------------------------------------------------
                                                                      SHARES
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      96,661,008            $96,661,008
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $4,133,324,017)                                  $3,707,397,520
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.9)%                                                 (70,174,816)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $3,637,222,704
---------------------------------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value, including $96,601,459 of
securities on loan (identified cost, $4,133,324,017)        $3,707,397,520
---------------------------------------------------------------------------------------------------
Cash                                                                   403
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 15,454,916
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                 15,588,428
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                7,976,806
---------------------------------------------------------------------------------------------------
Total assets                                                                         $3,746,418,073
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $5,827,376
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               6,166,707
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      96,661,008
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    59,486
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    9,914
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      57,726
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 1,536
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             411,616
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $109,195,369
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,637,222,704
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                             $4,402,281,930
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies               (427,279,728)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (347,223,095)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                  9,443,597
---------------------------------------------------------------------------------------------------
Total                                                                                $3,637,222,704
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               233,784,108
---------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                $2,117,835,986
---------------------------------------------------------------------------------------------------
  Shares outstanding                                           135,872,907
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.59
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 of net asset
  value per share)                                                                           $16.54
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $885,487,586
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            57,096,063
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.51
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                  $486,209,501
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            31,372,094
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.50
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $146,224,911
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             9,348,876
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $15.64
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                      $875,527
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                56,195
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $15.58
---------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                      $316,084
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                20,300
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $15.57
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 of net asset
  value per share)                                                                           $16.52
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529B shares
  Net assets                                                       $82,522
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,341
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.45
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                      $190,587
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                12,332
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.45
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class
529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME (LOSS)
Income
---------------------------------------------------------------------------------------------------
  Dividends                                                    $43,457,889
---------------------------------------------------------------------------------------------------
  Interest                                                       1,194,099
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (305,696)
---------------------------------------------------------------------------------------------------
Total investment income                                                                $44,346,292
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                               $10,332,151
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                            25,047
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                1,722,025
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                         3,423,266
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         4,518,459
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                         2,389,488
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               234
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            218
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            211
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            397
---------------------------------------------------------------------------------------------------
  Program Manager fee (Class 529A)                                     156
---------------------------------------------------------------------------------------------------
  Program Manager fee (Class 529B)                                      53
---------------------------------------------------------------------------------------------------
  Program Manager fee (Class 529C)                                      99
---------------------------------------------------------------------------------------------------
  Administrative fee                                                92,046
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    494,866
---------------------------------------------------------------------------------------------------
  Printing                                                         115,128
---------------------------------------------------------------------------------------------------
  Postage                                                          181,205
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     27,200
---------------------------------------------------------------------------------------------------
  Legal fees                                                        16,610
---------------------------------------------------------------------------------------------------
  Transfer agent expenses                                        1,206,284
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                     76,785
---------------------------------------------------------------------------------------------------
Total expenses                                                 $24,621,928
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                            (272,608)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $24,349,320
---------------------------------------------------------------------------------------------------
Net investment income                                                                  $19,996,972
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                    $(182,780,315)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (31,283)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                         $(182,811,598)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                $(171,344,333)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         6,171
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                          $(171,338,162)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                     $(354,149,760)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                               $(334,152,788)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income, and gains (losses) separated by share class.

                                                               SIX MONTHS                 YEAR
                                                                 ENDING                  ENDING
                                                                 2/28/03                 8/31/02
                                                               (UNAUDITED)

OPERATIONS
Net investment income                                           $19,996,972             $21,443,093
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                   (182,811,598)           (157,190,358)
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                    (171,338,162)           (209,963,293)
-----------------------------------------------------------   -------------          --------------
Decrease in net assets from operations                        $(334,152,788)          $(345,710,558)
-----------------------------------------------------------   -------------          --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                           $(13,088,533)           $(11,056,998)
---------------------------------------------------------------------------------------------------
From net investment income (Class B)                             (3,290,880)             (1,654,534)
---------------------------------------------------------------------------------------------------
From net investment income (Class C)                             (1,732,452)               (858,774)
---------------------------------------------------------------------------------------------------
From net investment income (Class I)                               (782,622)               (692,544)
---------------------------------------------------------------------------------------------------
From net investment income (Class 529A)                                (351)                     --
---------------------------------------------------------------------------------------------------
From net investment income (Class 529B)                                (118)                     --
---------------------------------------------------------------------------------------------------
From net investment income (Class 529C)                                (243)                     --
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class A)                                         --               (2,362,671)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class B)                                         --               (1,484,949)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class C)                                         --                 (791,051)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions (Class I)                                         --                 (107,821)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class A)                                 --               (2,924,674)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class B)                                 --               (1,838,170)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class C)                                 --                 (979,215)
---------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions (Class I)                                 --                 (133,467)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(18,895,199)           $(24,884,868)
-----------------------------------------------------------   -------------          --------------
Net increase in net assets from fund share transactions        $695,864,481          $1,573,287,996
-----------------------------------------------------------   -------------          --------------
Total increase in net assets                                   $342,816,494          $1,202,692,570
-----------------------------------------------------------   -------------          --------------

NET ASSETS

At beginning of period                                       $3,294,406,210          $2,091,713,640
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $9,443,597 and $8,341,824,
respectively)                                                $3,637,222,704          $3,294,406,210
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                    SIX MONTHS                                      YEAR ENDING 8/31
                                      ENDING             ----------------------------------------------------------------------
                                     2/28/03               2002             2001           2000          1999           1998
CLASS A                            (UNAUDITED)

Net asset value, beginning of
period                                $17.21              $19.28          $19.38          $17.17         $14.20         $14.82
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)
  Net investment income(1)             $0.12               $0.20           $0.20           $0.24          $0.24          $0.22
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency(6)              (1.62)              (2.05)           0.44            2.43           3.17           1.07
-----------------------------------   ------              ------          ------          ------         ------         ------
Total from investment
operations                            $(1.50)             $(1.85)          $0.64           $2.67          $3.41          $1.29
-----------------------------------   ------              ------          ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income          $(0.12)             $(0.15)         $(0.19)         $(0.22)        $(0.22)        $(0.20)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --               (0.03)          (0.55)          (0.24)         (0.22)         (1.71)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                            --               (0.04)             --              --             --             --
-----------------------------------   ------              ------          ------          ------         ------         ------
  Total distributions declared
  to shareholders                     $(0.12)             $(0.22)         $(0.74)         $(0.46)        $(0.44)        $(1.91)
-----------------------------------   ------              ------          ------          ------         ------         ------
Net asset value, end
of period                             $15.59              $17.21          $19.28          $19.38         $17.17         $14.20
-----------------------------------   ------              ------          ------          ------         ------         ------
Total return(7) (%)                    (8.78)(3)           (9.64)           3.19           15.95          24.27           9.50
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDING 8/31
                                      ENDING             ----------------------------------------------------------------------
                                     2/28/03               2002             2001           2000          1999           1998
CLASS A                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(5)                             1.18(2)             1.25            1.21            1.30           1.36           1.46
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   1.42(2)             1.05            1.00            1.38           1.47           1.45
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        27                  48              63              83             97             89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $2,117,836          $1,820,568        $981,373        $165,616        $51,753        $11,146
-------------------------------------------------------------------------------------------------------------------------------

1. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income                  $  --               $  --           $  --           $0.25          $0.24          $0.11
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                               --                  --              --            1.26           1.36           2.20
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                     --                  --              --            1.42           1.47           0.70
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
6. The per share amount is not in accordance with the net realized and unrealized gain for the year ended August 31, 1998 because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
7. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                YEAR ENDING 8/31                            PERIOD
                                     ENDING              --------------------------------------------------------        ENDING
                                     2/28/03              2002            2001           2000           1999           8/31/98(2)
CLASS B                            (UNAUDITED)
Net asset value, beginning of
period                                $17.13            $19.19          $19.30          $17.11          $14.16          $13.61
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(5)
  Net investment income(1)             $0.06             $0.07           $0.07           $0.13           $0.14           $0.10
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency(7)              (1.62)            (2.02)           0.45            2.42            3.15            0.47
-----------------------------------   ------            ------          ------          ------          ------          ------
Total from investment
operations                            $(1.56)           $(1.95)          $0.52           $2.55           $3.29           $0.57
-----------------------------------   ------            ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income          $(0.06)           $(0.04)         $(0.08)         $(0.12)         $(0.12)         $(0.02)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --             (0.03)          (0.55)          (0.24)          (0.22)             --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --             (0.04)             --              --              --              --
--------------------------------------------               ---             ---             ---             ---             ---
Total distributions declared
to shareholders                       $(0.06)           $(0.11)         $(0.63)         $(0.36)         $(0.34)         $(0.02)
-----------------------------------   ------            ------          ------          ------          ------          ------
Net asset value, end
of period                             $15.51            $17.13          $19.19          $19.30          $17.11          $14.16
-----------------------------------   ------            ------          ------          ------          ------          ------
Total return (%)                       (9.13)(4)        (10.20)           2.55           15.19           23.47            4.20(4)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                YEAR ENDING 8/31                            PERIOD
                                     ENDING              --------------------------------------------------------        ENDING
                                     2/28/03              2002            2001           2000           1999           8/31/98(2)
CLASS B                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(6)                             1.83(3)           1.90            1.86            1.95            2.01            2.11(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.75(3)           0.40            0.35            0.73            0.83            0.66(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        27                48              63              83              97              89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $885,488          $923,330        $698,338        $125,713         $52,586         $16,786
--------------------------------------------------------------------------------------------------------------------------------

1. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $  --             $  --           $  --           $0.14           $0.14          $(0.02)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                               --                --              --            1.91            2.01            2.85(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              --                --              --            0.77            0.83           (0.09)(3)
--------------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class B shares, November 4, 1997, through August 31, 1998.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
7. The per share amount is not in accordance with the net realized and unrealized gain for the period ended August 31, 1998 because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                   SIX MONTHS                                YEAR ENDING 8/31                            PERIOD
                                     ENDING              --------------------------------------------------------        ENDING
                                     2/28/03              2002           2001           2000            1999           8/31/98(2)
CLASS C                            (UNAUDITED)
Net asset value, beginning of
period                                $17.12            $19.18          $19.30          $17.10          $14.16          $13.63
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(5)
  Net investment income(1)             $0.06             $0.07           $0.07           $0.13           $0.14           $0.10
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency(7)              (1.62)            (2.02)           0.44            2.43            3.15            0.45
-----------------------------------   ------            ------           -----           -----           -----           -----
Total from investment
operations                            $(1.56)           $(1.95)          $0.51           $2.56           $3.29           $0.55
-----------------------------------   ------            ------           -----           -----           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income          $(0.06)           $(0.04)         $(0.08)         $(0.12)         $(0.13)         $(0.02)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   --             (0.03)          (0.55)          (0.24)          (0.22)             --
-----------------------------------   ------            ------           -----           -----           -----           -----
  In excess of net realized
  gain on investments and
  foreign currency transactions           --             (0.04)             --              --              --              --
-----------------------------------   ------            ------           -----           -----           -----           -----
Total distributions declared
to shareholders                       $(0.06)           $(0.11)         $(0.63)         $(0.36)         $(0.35)         $(0.02)
-----------------------------------   ------            ------           -----           -----           -----           -----
Net asset value, end
of period                             $15.50            $17.12          $19.18          $19.30          $17.10          $14.16
-----------------------------------   ------            ------           -----           -----           -----           -----
Total return (%)                       (9.13)(4)        (10.21)           2.52           15.27           23.47            4.02(4)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                YEAR ENDING 8/31                            PERIOD
                                     ENDING              --------------------------------------------------------        ENDING
                                     2/28/03              2002           2001           2000            1999           8/31/98(2)
CLASS C                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(6)                             1.83(3)           1.90            1.86            1.95            2.01            2.09(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.76(3)           0.40            0.35            0.73            0.84            0.66(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        27                48              63              83              97              89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $486,210          $473,537        $366,154         $49,887         $19,053          $3,613
--------------------------------------------------------------------------------------------------------------------------------

1. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $  --             $  --           $  --           $0.14           $0.14          $(0.02)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(6)                               --                --              --            1.91            2.01            2.83(3)
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              --                --              --            0.77            0.84           (0.09)(3)
----------------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class C shares, November 5, 1997, through August 31, 1998.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
7. The per share amount is not in accordance with the net realized and unrealized gain for the period ended August 31, 1998, because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING              ------------------------------------------------------------------------
                                  2/28/03                2002            2001            2000           1999            1998
CLASS I                         (UNAUDITED)

Net asset value, beginning
of period                           $17.27              $19.35          $19.47          $17.24          $14.22          $14.81
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)
  Net investment income(1)           $0.15               $0.27           $0.28           $0.30           $0.31           $0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency(6)                        (1.64)              (2.06)           0.44            2.44            3.20            1.09
---------------------------------   ------              ------           -----           -----           -----           -----
Total from investment
operations                          $(1.49)             $(1.79)          $0.72           $2.74           $3.51           $1.33
---------------------------------   ------              ------           -----           -----           -----           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment loss          $(0.14)             $(0.22)         $(0.29)         $(0.27)         $(0.27)         $(0.21)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 --               (0.03)          (0.55)          (0.24)          (0.22)          (1.71)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                          --               (0.04)             --              --              --              --
---------------------------------   ------              ------           -----           -----           -----           -----
Total distributions
declared to shareholders            $(0.14)             $(0.29)         $(0.84)         $(0.51)         $(0.49)         $(1.92)
---------------------------------   ------              ------           -----           -----           -----           -----
Net asset value, end
of period                           $15.64              $17.27          $19.35          $19.47          $17.24          $14.22
---------------------------------   ------              ------           -----           -----           -----           -----
Total return (%)                     (8.65)(3)           (9.35)           3.58           16.36           24.97            9.83
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                        YEAR ENDING 8/31
                                   ENDING              ------------------------------------------------------------------------
                                  2/28/03                2002            2001            2000           1999            1998
CLASS I                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(5)                           0.83(2)             0.90            0.86            0.95            1.01            1.19
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 1.82(2)             1.40            1.35            1.65            1.85            1.57
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      27                  48              63              83              97              89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $146,225             $76,932         $45,849         $34,189          $3,413            $999
-------------------------------------------------------------------------------------------------------------------------------

1. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                $  --               $  --           $  --           $0.31           $0.31           $0.12
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                             --                  --              --            0.91            1.01            1.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                   --                  --              --            1.69            0.85            0.82
-------------------------------------------------------------------------------------------------------------------------------

2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
6. The per share amount is not in accordance with the net realized and unrealized gain for the period ended August 31, 1998 because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

                                                                     FOR PERIOD
                                                              ENDING 2/28/03(1)
                                                                    (UNAUDITED)

CLASS R

Net asset value, beginning of period                                    $16.52
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                  $0.06
-------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                       (1.00)
------------------------------------------------------------------------------
Total from investment operations                                        $(0.94)
------------------------------------------------------------------------------
Net asset value, end of period                                          $15.58
------------------------------------------------------------------------------
Total return (%)(3)                                                      (5.69)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)(2)                                                            1.43
-------------------------------------------------------------------------------
Net investment income(2)                                                  2.53
-------------------------------------------------------------------------------
Portfolio turnover                                                          27
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $876
-------------------------------------------------------------------------------

1. For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                SIX MONTHS         PERIOD         SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                                  ENDING           ENDING           ENDING           ENDING           ENDING           ENDING
                                 2/28/03         8/31/02(1)         2/28/03        8/31/02(1)         2/28/03        8/31/02(1)
                               (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                        CLASS 529A                         CLASS 529B                        CLASS 529C
Net asset value,
beginning of period               $17.21            $17.01            $17.12            $16.93           $17.11          $16.92
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(4)
  Net investment income            $0.10             $0.03             $0.04             $0.02            $0.05           $0.02
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                 (1.63)             0.17             (1.62)             0.17            (1.63)           0.17
-------------------------------   ------             -----            ------             -----           ------           -----
Total from investment
operations                        $(1.53)            $0.20            $(1.58)            $0.19           $(1.58)          $0.19
-------------------------------   ------             -----            ------             -----           ------           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment
  income                          $(0.11)            $  --            $(0.09)            $  --           $(0.08)          $  --
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end
  of period                       $15.57            $17.21            $15.45            $17.12           $15.45          $17.11
-------------------------------   ------             -----            ------             -----           ------           -----
Total return (%)(3)                (8.91)             1.18             (9.25)             1.12            (9.23)           1.12
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)(2)                      1.48              1.50              2.13              2.15             2.13            2.15
----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)            1.43              2.23              0.58              1.33             0.76            1.75
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    27                48                27                48               27              48
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)                $316               $10               $83                $6             $191             $21
----------------------------------------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529 shares, August 1, 2002, through August 31, 2002.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $29,155 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $243,453 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended
August 31, 2002 and August 31, 2001 was as follows:

                                            AUGUST 31, 2002    AUGUST 31, 2001
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                               $14,275,598        $14,478,072
------------------------------------------------------------------------------
  Long-term capital gain                         10,609,270          4,587,430
------------------------------------------------------------------------------
Total distribution declared                     $24,884,868        $19,065,502
------------------------------------------------------------------------------

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                         $8,203,312
      -----------------------------------------------------------------
      Capital loss carryforward                            (49,177,465)
      -----------------------------------------------------------------
      Unrealized depreciation                             (269,513,277)
      -----------------------------------------------------------------
      Other temporary differences                         (101,628,449)
      -----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $13,631 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                        0.0175%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0130%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0005%
      ---------------------------------------------------------------
      In excess of $7 billion                                 0.0000%
      ---------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $279,506 and $939 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

               CLASS A  CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee              0.10%    0.75%   0.75%   0.25%     0.10%     0.75%     0.75%
--------------------------------------------------------------------------------
Service Fee      0.25%    0.25%   0.25%   0.25%     0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total
Distribution
Plan              0.35%    1.00%   1.00%   0.50%     0.35%     1.00%     1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

                    CLASS A  CLASS B  CLASS C CLASS 529A CLASS 529B CLASS 529C

Service Fee Retained
by MFD             $169,302   $1,201   $1,859        $27        $1     $  --
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

              CLASS A  CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Total
Distribution
Plan           0.35%    1.00%   1.00%   0.50%     0.35%     1.00%     1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                 CLASS A   CLASS B   CLASS C  CLASS 529A  CLASS 529B  CLASS 529C

Contingent
Deferred Sales
Charges Imposed  $7,835  $1,254,351   $65,228    $  --      $  --      $  --
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,534,497,417 and $895,718,936, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $4,051,600,186
      -----------------------------------------------------------------
      Gross unrealized depreciation                       (409,684,190)
      -----------------------------------------------------------------
      Gross unrealized appreciation                        $65,481,524
      -----------------------------------------------------------------
      Net unrealized depreciation                        $(344,202,666)
      -----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                           SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                               54,656,132      $895,425,577       86,783,511     $1,624,347,088
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                624,352        10,328,463          704,960         13,211,291
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (25,167,974)     (407,920,679)     (32,616,595)      (604,941,576)
-----------------------------------------------------------------------------------------------------------
Net increase                              30,112,510      $497,833,361       54,871,876     $1,032,616,803
-----------------------------------------------------------------------------------------------------------

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                           SHARES            AMOUNT           SHARES            AMOUNT

CLASS B SHARES
Shares sold                               10,380,617      $169,692,745       30,418,224       $569,221,280
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                160,746         2,642,576          217,608          4,088,491
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (7,360,640)     (118,193,377)     (13,107,248)      (236,271,099)
-----------------------------------------------------------------------------------------------------------
Net increase                               3,180,723       $54,141,944       17,528,584       $337,038,672
-----------------------------------------------------------------------------------------------------------

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                           SHARES            AMOUNT           SHARES            AMOUNT

CLASS C SHARES
Shares sold                                7,630,161      $124,828,201       15,851,882       $296,164,345
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 68,549         1,126,647           95,529          1,793,214
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (3,994,071)      (64,358,609)      (7,370,002)      (133,292,865)
-----------------------------------------------------------------------------------------------------------
Net increase                               3,704,639       $61,596,239        8,577,409       $164,664,694
-----------------------------------------------------------------------------------------------------------

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                           SHARES            AMOUNT           SHARES            AMOUNT
CLASS I SHARES
Shares sold                                5,987,955       $99,013,770        2,996,480        $55,745,714
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 38,188           635,126           45,094            847,147
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,131,528)      (18,834,701)        (956,480)       (17,662,546)
-----------------------------------------------------------------------------------------------------------
Net increase                               4,894,615       $80,814,195        2,085,094        $38,930,315
-----------------------------------------------------------------------------------------------------------

                                                Period ending
                                                 2/28/03(1)
                                            SHARES            AMOUNT
CLASS R SHARES
Shares sold                                   94,801        $1,521,404
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (38,606)         (621,476)
-----------------------------------------------------------------------------------------------------------
Net increase                                  56,195          $899,928
-----------------------------------------------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                           8/31/02(2)
                                            SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES
Shares sold                                   19,699          $317,388           596.70            $10,250
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     21               350               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                (17)             (275)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                  19,703          $317,463           596.70            $10,250
-----------------------------------------------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                           8/31/02(2)
                                            SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529B SHARES
Shares sold                                    5,127           $87,051           345.30          $5,812.33
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    125               117               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (256)           (4,011)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                   4,996           $83,157           345.30          $5,812.33
-----------------------------------------------------------------------------------------------------------

                                              Six months ending                    Period ending
                                                   2/28/03                           8/31/02(2)
                                            SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529C
Shares sold                                    9,563          $178,231         1,253.24            $21,450
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  1,533               242               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                (17)             (279)              --                 --
-----------------------------------------------------------------------------------------------------------
Net increase                                  11,079          $178,194         1,253.24            $21,450
-----------------------------------------------------------------------------------------------------------

(1) Commencement of operations December 31, 2002.
(2) Commencement of operations July 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $13,995 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Trust I, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGERS
Steven R. Gorham(1)
Lisa B. Nurme(1)


(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              EIF-SEM-4/03 288M